Provisions for employees' benefits (Details 7) $ in Millions	Dec. 31, 2018 COP ($)
Discount rate [Member] | Pension [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	$ 13,896,668
+50 basis points	12,449,997
Discount rate [Member] | Bonds [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	1,030,073
+50 basis points	956,984
Discount rate [Member] | Education [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	500,234
+50 basis points	461,725
Discount rate [Member] | Other benefits [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	229,859
+50 basis points	219,178
Discount rate [Member] | Health [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	5,907,754
+50 basis points	5,152,929
Inflation rate [Member] | Pension [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	12,395,671
+50 basis points	13,951,861
Inflation rate [Member] | Bonds [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	955,640
+50 basis points	1,031,197
Inflation rate [Member] | Education [Member]
Disclosure of defined benefit plans [line items]
-50 basis points
+50 basis points
Inflation rate [Member] | Other benefits [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	139,854
+50 basis points	143,807
Inflation rate [Member] | Health [Member]
Disclosure of defined benefit plans [line items]
-50 basis points
+50 basis points
Salary growth rate [Member] | Pension [Member]
Disclosure of defined benefit plans [line items]
-50 basis points
+50 basis points
Salary growth rate [Member] | Bonds [Member]
Disclosure of defined benefit plans [line items]
-50 basis points
+50 basis points
Salary growth rate [Member] | Education [Member]
Disclosure of defined benefit plans [line items]
-50 basis points
+50 basis points
Salary growth rate [Member] | Other benefits [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	78,849
+50 basis points	86,509
Salary growth rate [Member] | Health [Member]
Disclosure of defined benefit plans [line items]
-50 basis points
+50 basis points
Cost trend [Member] | Pension [Member]
Disclosure of defined benefit plans [line items]
-50 basis points
+50 basis points
Cost trend [Member] | Bonds [Member]
Disclosure of defined benefit plans [line items]
-50 basis points
+50 basis points
Cost trend [Member] | Education [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	461,296
+50 basis points	500,566
Cost trend [Member] | Other benefits [Member]
Disclosure of defined benefit plans [line items]
-50 basis points
+50 basis points
Cost trend [Member] | Health [Member]
Disclosure of defined benefit plans [line items]
-50 basis points	5,155,141
+50 basis points	$ 5,902,319